Fair value of financial instruments - Reconciliation Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value of financial instruments
Financial assets at beginning of period	€ 12,381
Financial assets at end of period	14,829	€ 12,381
Level 3 | Private Venture Funds
Fair value of financial instruments
Net (losses)/gains in income statement	102	73
At Fair Value-Assets | Level 3
Fair value of financial instruments
Financial assets at beginning of period	746
Financial assets balance restated		688
Net (losses)/gains in income statement	19	49
Additions	49	90
Deductions	(85)	(79)
Transfers out of level 3	(5)
Other movements	3	(2)
Financial assets at end of period	€ 727	€ 746